Vanguard® International Growth Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.5%)
Australia (1.7%)
	WiseTech Global Ltd.	8,981,963	754,603
Austria (0.5%)
	Erste Group Bank AG	4,057,532	222,720
Belgium (2.6%)
*	Argenx SE	1,433,017	884,407
	UCB SA	943,508	185,024
	Umicore SA	9,568,320	103,599
			1,173,030
Brazil (2.1%)
*	NU Holdings Ltd. Class A	69,087,281	865,664
	Raia Drogasil SA	18,480,166	73,837
			939,501
Canada (2.6%)
*	Shopify Inc. Class A (XTSE)	7,348,265	849,459
	Toronto-Dominion Bank	3,243,660	183,561
	Canadian National Railway Co.	1,253,467	139,972
			1,172,992
China (9.0%)
	BYD Co. Ltd. Class H	27,301,500	900,540
*,1	Meituan Class B	42,531,868	897,136
*	PDD Holdings Inc. ADR	8,399,754	811,080
	Tencent Holdings Ltd.	15,333,800	791,887
*,1	Wuxi Biologics Cayman Inc.	66,043,000	127,366
	Contemporary Amperex Technology Co. Ltd. Class A	3,428,659	124,961
	Full Truck Alliance Co. Ltd. ADR	12,227,700	122,399
	Shenzhen Inovance Technology Co. Ltd. Class A	12,775,614	107,248
	Tencent Music Entertainment Group ADR	8,587,275	97,981
[1]	Ganfeng Lithium Group Co. Ltd. Class H	25,329,000	82,300
			4,062,898
Denmark (5.4%)
	Novo Nordisk A/S Class B	7,446,769	798,068
	DSV A/S	2,583,295	553,281
*	Vestas Wind Systems A/S	29,753,621	465,865
*	Ambu A/S Class B	15,684,054	247,341
*	Genmab A/S	1,040,499	224,251
*	Zealand Pharma A/S	1,275,194	132,105
			2,420,911
France (3.9%)
	L'Oreal SA (XPAR)	1,265,593	440,358
	Hermes International SCA	185,814	405,562
	Schneider Electric SE	1,526,858	393,350
	Legrand SA	1,527,271	153,246
	Sanofi SA	1,560,009	151,519
	EssilorLuxottica SA	551,371	134,024
*	SOITEC	977,460	80,829
			1,758,888
Germany (3.0%)
	SAP SE	2,397,637	569,357
	Bayerische Motoren Werke AG (XETR)	2,969,480	220,856
	Siemens AG (Registered)	991,946	192,693
	Infineon Technologies AG	5,714,599	186,278
	Beiersdorf AG	1,067,904	138,555
*,2,3	Jumia Technologies AG ADR	6,724,836	26,227
			1,333,966

Vanguard® International Growth Fund
		Shares	Market Value ($000)
Hong Kong (1.2%)
	AIA Group Ltd.	62,900,200	473,613
	BOC Hong Kong Holdings Ltd.	28,226,500	87,093
			560,706
India (2.5%)
	HDFC Bank Ltd.	31,244,594	666,752
	Reliance Industries Ltd.	14,545,977	223,205
*	MakeMyTrip Ltd.	1,747,387	200,495
*,4,5	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	166,185	14,190
			1,104,642
Indonesia (0.4%)
	Bank Central Asia Tbk PT	264,638,300	167,109
Israel (1.4%)
*,2	Wix.com Ltd.	2,899,042	648,632
Italy (3.1%)
	Ferrari NV	2,253,429	981,654
	Prysmian SpA	3,283,320	216,574
	FinecoBank Banca Fineco SpA	10,924,663	175,296
			1,373,524
Japan (6.5%)
	Advantest Corp.	9,762,000	540,623
	Mitsubishi UFJ Financial Group Inc.	33,287,400	397,315
	SMC Corp.	755,900	322,541
	Sony Group Corp.	12,399,500	248,936
	KDDI Corp.	5,831,500	192,745
	Recruit Holdings Co. Ltd.	2,738,400	190,477
	MS&AD Insurance Group Holdings Inc.	7,597,300	170,141
	ITOCHU Corp.	2,850,300	141,027
	FUJIFILM Holdings Corp.	6,227,100	140,897
	Terumo Corp.	6,308,200	128,845
	Bridgestone Corp.	3,509,000	125,514
	SBI Holdings Inc.	4,470,400	113,018
	Daikin Industries Ltd.	565,000	68,357
	Shimano Inc.	419,500	58,317
	Kokusai Electric Corp.	2,974,700	49,761
	Kubota Corp.	2,484,600	31,145
			2,919,659
Netherlands (7.3%)
*,1	Adyen NV	972,735	1,415,828
	ASML Holding NV	1,786,307	1,220,599
	EXOR NV	5,821,014	574,939
	Heineken NV	1,133,424	83,896
			3,295,262
Norway (0.5%)
	DNB Bank ASA	6,968,900	145,842
*,1	AutoStore Holdings Ltd.	85,404,717	96,407
			242,249
Singapore (2.3%)
*	Sea Ltd. ADR	8,934,711	1,016,770
South Korea (3.7%)
*	Coupang Inc.	42,815,753	1,085,808
*,1	Delivery Hero SE	9,124,371	374,847
	Samsung Electronics Co. Ltd. (XKRX)	3,260,668	128,220
	Samsung SDI Co. Ltd. (XKRX)	341,938	62,578
			1,651,453
Spain (0.8%)
	Banco Bilbao Vizcaya Argentaria SA	20,705,692	195,589
	Iberdrola SA (XMAD)	10,602,865	151,192
			346,781
Sweden (7.2%)
*	Spotify Technology SA	4,488,161	2,140,673
	Atlas Copco AB Class A	56,267,255	899,494
	Kinnevik AB Class B	15,093,719	104,907

Vanguard® International Growth Fund
		Shares	Market Value ($000)
	Svenska Handelsbanken AB Class A	8,112,961	84,378
			3,229,452
Switzerland (2.3%)
[1]	VAT Group AG	638,714	255,149
	Cie Financiere Richemont SA Class A (Registered)	1,392,134	194,734
	Alcon AG	1,745,217	155,369
	Chocoladefabriken Lindt & Spruengli AG	12,380	143,313
	Lonza Group AG (Registered)	236,706	141,929
	Temenos AG (Registered)	1,968,080	129,587
			1,020,081
Taiwan (5.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	83,658,000	2,606,829
United Kingdom (6.7%)
*	Wise plc Class A	42,791,415	480,735
	Unilever plc (XLON)	5,376,181	321,936
*,2,4,5	Brandtech Group Class A1 PP (Acquired 9/23/15, Cost $44,800)	33,633,606	205,501
	AstraZeneca plc	1,513,215	204,805
	RELX plc	4,202,734	198,134
	GSK plc	11,326,045	192,410
	Rio Tinto plc	2,951,697	185,582
	Diageo plc	5,445,507	162,683
	Reckitt Benckiser Group plc	2,597,689	161,135
	National Grid plc	12,540,210	158,291
	Haleon plc	31,515,347	150,332
*	Ocado Group plc	35,044,929	140,956
	Bunzl plc	3,033,959	137,399
	Lloyds Banking Group plc	154,164,223	103,936
	Whitbread plc	2,601,803	94,426
	Shell plc	1,875,532	60,841
	Burberry Group plc	4,913,977	56,245
			3,015,347
United States (15.0%)
*	MercadoLibre Inc.	1,099,513	2,182,720
	NVIDIA Corp.	6,687,146	924,498
	Microsoft Corp.	1,770,780	749,854
*,2	Elastic NV	5,459,871	597,637
	Shell plc (XETR)	11,500,265	374,572
*	Moderna Inc.	7,512,313	323,480
	Roche Holding AG	999,466	290,396
*	Atlassian Corp. Class A	953,026	251,199
*	Illumina Inc.	1,355,030	195,328
	Booking Holdings Inc.	34,645	180,223
*	Tesla Inc.	443,207	152,977
*	Liberty Media Corp.-Liberty Formula One Class C	1,702,897	150,468
*	Lululemon Athletica Inc.	359,408	115,248
*,3	Mobileye Global Inc. Class A	5,227,537	94,357
	Ferguson Enterprises Inc.	381,816	82,446
*,3	ARM Holdings plc ADR	494,527	66,410
			6,731,813
Total Common Stocks (Cost $30,622,820)			43,769,818
Preferred Stock (0.6%)
	Sartorius AG Preference Shares (Cost $732,776)	1,269,421	293,109

Vanguard® International Growth Fund
		Shares	Market Value ($000)
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[6,7]	Vanguard Market Liquidity Fund, 4.651% (Cost $828,794)	8,288,837	828,801
Total Investments (100.0%) (Cost $32,184,390)			44,891,728
Other Assets and Liabilities—Net (0.0%)			8,549
Net Assets (100%)			44,900,277
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $3,249,033,000, representing 7.2% of net assets.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $107,432,000.
4	Restricted securities totaling $219,691,000, representing 0.5% of net assets.
5	Security value determined using significant unobservable inputs.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $111,510,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2024	3,389	395,107	(4,214)
MSCI Emerging Markets Index	December 2024	3,167	172,696	(6,656)
				(10,870)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/18/24	USD	9,866	EUR	8,910	443	—
EUR—euro.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk

Vanguard® International Growth Fund
involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	8,179,338	664,968	—	8,844,306
Common Stocks—Other	6,150,065	28,555,756	219,691	34,925,512
Preferred Stock	—	293,109	—	293,109
Temporary Cash Investments	828,801	—	—	828,801
Total	15,158,204	29,513,833	219,691	44,891,728
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	443	—	443
Liabilities
Futures Contracts[1]	(10,870)	—	—	(10,870)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

Vanguard® International Growth Fund
F.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Nov. 30, 2024 Market Value ($000)
Brandtech Group Class A	216,937	—	—	—	(11,436)	—	—	205,501
Elastic NV	431,110	—	16,458	(6,999)	189,984	—	—	597,637
Jumia Technologies AG ADR	33,221	—	—	—	(6,994)	—	—	26,227
Vanguard Market Liquidity Fund	813,223	NA1	NA1	(2)	(39)	9,073	—	828,801
Wix.com Ltd.	591,226	—	110,141	30,759	136,788	—	—	648,632
Total	2,085,717	—	126,599	23,758	308,303	9,073	—	2,306,798
1	Not applicable—purchases and sales are for temporary cash investment purposes.